Risk management, funding and liquidity risk and market risk	12 Months Ended
Sep. 30, 2022
Risk management, funding and liquidity risk and market risk
Risk management, funding and liquidity risk and market risk

Note 22. Risk management, funding and liquidity risk and market risk

Financial instruments are fundamental to the Group’s business of providing banking and financial services. The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by the Group.

This note details the financial risk management policies, practices and quantitative information of the Group’s principal financial risk exposures.

		Note
Index	Note name	number
Overview	Risk management frameworks	22.1
Credit risk	Refer to Note 12 Credit risk management	12
Funding and liquidity risk	Liquidity modelling	22.2.1
The risk that Westpac cannot meet its payment obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.	Sources of funding Assets pledged as collateral Contractual maturity of financial liabilities Expected maturity	22.2.2 22.2.3 22.2.4 22.2.5
Market risk	Value-at-Risk (VaR)	22.3.1
The risk of an adverse impact on earnings resulting from changes in market factors, such as foreign exchange rates, interest rates, commodity prices or equity price.	Traded market risk Non-traded market risk	22.3.2 22.3.3
IBOR reform	Interest rate benchmark reform	22.4

22.1 Risk management frameworks

The Board is responsible for approving the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Board Risk Appetite Statement and for monitoring the effectiveness of risk management by the Westpac Group. The Board has delegated to the Board Risk Committee (BRiskC) responsibility to:

●	review and recommend the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Board Risk Appetite Statement to the Board for approval;
●	review and monitor the risk profile and controls of the Group consistent with Westpac Group’s Risk Appetite Statement;
●	approve frameworks, policies and processes for managing risk (consistent with the Westpac Group Risk Management Framework and Westpac Board Risk Appetite Statement); and
●	review and, where appropriate, approve risks beyond the approval discretion provided to management.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

For each of its primary financial risks, the Group maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Funding and liquidity risk

●     Funding and liquidity risk is measured and managed in accordance with the policies and processes defined in the Board-approved Liquidity Risk Management Framework which is part of the Westpac Board-approved Risk Management Strategy.

●     Responsibility for managing Westpac’s liquidity and funding positions in accordance with the Liquidity Risk Management Framework is delegated to Treasury, under the oversight of Group ALCO and Treasury Risk.

●     Westpac’s Liquidity Risk Management Framework sets out Westpac’s funding and liquidity risk appetite, roles and responsibilities of key people managing funding and liquidity risk within Westpac, risk reporting and control processes and limits and targets used to manage Westpac’s balance sheet.

●     Treasury undertakes an annual funding review that outlines Westpac’s balance sheet funding strategy over a three year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

●     Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR).

●     Westpac holds a portfolio of liquid assets for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac’s balance sheet under normal and stress conditions.

●     Treasury maintains a contingent funding plan that outlines the steps that should be taken by Westpac in the event of an emerging ‘funding crisis’. The plan is aligned with Westpac’s broader Liquidity Crisis Management Policy which is approved annually by the Board.

●     Daily liquidity risk reports are reviewed by the Group’s Treasury and Treasury Risk teams. Liquidity reports are presented to Group ALCO monthly and to the Board quarterly.

Market risk

●     The Market Risk Framework describes the Group’s approach to managing traded and non- traded market risk.

●     Traded market risk includes interest rate, FX, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.

●     Market risk is managed using VaR and Stressed VaR (SVaR) limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

●     The BRiskC approves the risk appetite for traded and non-traded risks through the use of VaR, SVaR, NaR and specific structural risk limits. This includes separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for non-traded ALM activities.

●     Market risk limits are assigned to business management based upon the Bank’s risk appetite and business strategies in addition to the consideration of market liquidity and concentration.

●     Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.

●     Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk and Treasury Risk units, which monitor market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the Westpac Group Market Risk Committee (MARCO), RISKCO and the BRiskC.

●     Daily stress testing and backtesting of VaR results are performed to support model integrity and to analyse extreme or unexpected movements, and the Head of Market and Treasury risk has ratified an approved stress escalation framework.

●     The BRiskC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.

●     Treasury’s ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Treasury Risk unit and reviewed by Banking Book Risk Committee (BBRC), MARCO, RISKCO and BRiskC. The Group Asset and Liability Committee (ALCO) provides additional oversight of market risk and alignment with Group strategy in reviewing NaR governance and the durations of capital and non-rate sensitive deposit hedges.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

22.2    Funding and liquidity risk

22.2.1 Liquidity modelling

In managing liquidity for Westpac, Treasury utilises balance sheet forecasts and the maturity profile of Westpac’s wholesale funding portfolio to project liquidity outcomes. Local liquidity limits are also used by Westpac in applicable jurisdictions to ensure liquidity is managed efficiently and prudently.

In addition, Westpac conducts regular stress testing to assess its ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

22.2.2 Sources of funding

Sources of funding are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

●	deposits;
●	debt issues;
●	proceeds from sale of marketable securities;
●	repurchase agreements with central banks;
●	principal repayments on loans;
●	interest income; and
●	fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are held in cash, or are otherwise eligible for repurchase agreements with the Reserve Bank of Australia or another central bank and include Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

A summary of the Group’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2022		2021		2022		2021
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	104,954	102,520	70,381	42,862	94,992	92,273	61,881	36,134
Trading securities and financial assets measured at FVIS	12,806	13,867	6,940	10,436	10,941	11,859	5,332	8,703
Investment securities	76,075	76,006	83,032	90,248	70,019	70,308	77,673	84,765
Other financial assets	223	121	590	282	218	74	75	196
Assets held for sale	-	10	-	-	-	-	-	-
Total on-balance sheet liquid assets	194,058	192,524	160,943	143,828	176,170	174,514	144,961	129,798
Loans[1]	63,712	63,287	66,610	65,558	58,399	57,195	58,476	56,275
Available liquid assets	257,770	255,811	227,553	209,386	234,569	231,709	203,437	186,073

1. Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand under certain circumstances.

Group’s funding composition

The Group monitors the composition and stability of its funding so that it remains within the Group's funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2022	2021
Customer deposits	65.1	65.0
Wholesale term funding with residual maturity greater than 12 months	14.5	15.6
Wholesale funding with a residual maturity less than 12 months	12.5	10.8
Securitisation	0.5	0.6
Equity	7.4	8.0
Group's total funding	100.0	100.0

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Movements in the Group’s funding composition in 2022 included:

●	Customer deposits accounted for 65.1% of the Group’s total funding (including equity) at 30 September 2022. Over the year, customer deposits increased by $32.5 billion and fully funded the bank’s new lending growth. As a result, the Group’s customer deposit to loan ratio increased to 82.9% from 81.6% at 30 September 2021;
●	Long-term funding with a residual maturity greater than 12 months accounted for 14.5% of the Group’s total funding at 30 September 2022. Funding from securitisation accounted for a further 0.5% of total funding. The Group raised $43.4 billion of long-term wholesale funding over the year, including $4 billion of pre-funding for the 2023 Financial Year. The Group benefited from the diversity of its wholesale funding franchise, with new issuance comprising approximately half senior unsecured bonds, a quarter covered bonds and the remainder across Tier 2 capital securities, Additional Tier 1 capital securities and securitisation. The Group issued across a range of tenors and currencies, including USD, AUD, EUR, GBP, NZD, SGD, JPY and others. The Group also drew down on the RBNZ’s Funding for Lending Programme through its New Zealand subsidiary.
●	Wholesale funding with a residual maturity less than 12 months accounted for 12.5% of the Group’s total funding at 30 September 2022. This portfolio, including long-term to short-term scroll, had a weighted average maturity of 104 days;
●	Funding from equity decreased by $1.6 billion over the year and made up 7.4% of total funding at 30 September 2022.

Borrowings and outstanding issuances from existing debt programs at 30 September 2022 can be found in Notes 13, 14, 15 and 20.

Funding for Lending Programme (FLP)

On 11 November 2020, Reserve Bank of New Zealand (RBNZ) announced a stimulus through FLP commencing in December 2020. The FLP provides funding to New Zealand banks at the prevailing OCR for a term of three years which must be secured by high quality collateral. The size of the funding available under the FLP includes an initial allocation of 4% of each bank’s eligible loans. A conditional additional allocation of up to 2% of eligible loans is also available, subject to growth in eligible loans, for a total size of up to 6% of eligible loans, which equates to $4.6 billion for Westpac New Zealand Limited. The Group has drawn down $3.6 billion in total to 30 September 2022.

The programme started on 7 December 2020 and ran until 6 June 2022 for the initial allocations, and will run until 6 December 2022 for the additional allocations.

Credit ratings

As at 30 September 2022 the Parent Entity’s credit ratings were:

2022	Short-term	Long-term	Outlook
Fitch Ratings	F1	A+	Stable
Moody’s Investors Service	P-1	Aa3	Stable
S&P Global Ratings	A-1+	AA-	Stable

Note 22 Risk management, funding and liquidity risk and market risk (continued)

22.2.3 Assets pledged as collateral

The Group and Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 16, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Cash	6,215	4,229	6,178	4,052
Cash deposit on stock borrowed	1	3	1	3
Securities (including certificates of deposit)	2,572	1,800	2,572	1,800
Securities pledged under repurchase agreements	57,902	52,213	53,480	49,262
Total amount pledged to secure liabilities	66,690	58,245	62,231	55,117

22.2.4 Contractual maturity of financial liabilities

The following tables present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas the Group manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated for hedging purposes are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading and certain liabilities classified in “Other financial liabilities” which are measured at FVIS are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that the Group manages based on their contractual maturity are presented on a contractual undiscounted basis in the following tables.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Consolidated	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2022
Financial liabilities
Collateral received	6,377	1	-	-	-	6,378
Deposits and other borrowings	488,854	71,531	95,092	6,772	55	662,304
Other financial liabilities	15,330	5,443	18,698	15,726	-	55,197
Derivative financial instruments:
Held for trading	38,657	-	-	-	-	38,657
Held for hedging purposes (net settled)	(27)	22	8	16	32	51
Held for hedging purposes (gross settled):
Cash outflow	912	60	367	7,885	2,449	11,673
Cash inflow	(823)	(12)	(48)	(6,785)	(2,293)	(9,961)
Debt issues	7,390	9,007	37,599	86,499	23,085	163,580
Liabilities held for sale	31	-	-	-	-	31
Total financial liabilities excluding loan capital	556,701	86,052	151,716	110,113	23,328	927,910
Loan capital	12	191	705	7,789	36,382	45,079
Total undiscounted financial liabilities	556,713	86,243	152,421	117,902	59,710	972,989
Total contingent liabilities and commitments
Letters of credit and guarantees	11,868	-	-	-	-	11,868
Commitments to extend credit	188,183	-	-	-	-	188,183
Other	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	200,099	-	-	-	-	200,099

2021
Financial liabilities
Collateral received	2,368	-	-	-	-	2,368
Deposits and other borrowings	482,084	58,731	80,350	6,369	67	627,601
Other financial liabilities	14,621	1,243	1,803	31,870	-	49,537
Derivative financial instruments:
Held for trading	17,526	-	-	-	-	17,526
Held for hedging purposes (net settled)	24	23	119	128	14	308
Held for hedging purposes (gross settled):
Cash outflow	2,933	88	1,361	2,572	2,669	9,623
Cash inflow	(2,874)	(76)	(1,201)	(2,148)	(2,577)	(8,876)
Debt issues	2,370	3,661	38,821	65,465	25,828	136,145
Liabilities held for sale	28	-	-	-	-	28
Total financial liabilities excluding loan capital	519,080	63,670	121,253	104,256	26,001	834,260
Loan capital	6	105	1,034	6,517	30,623	38,285
Total undiscounted financial liabilities	519,086	63,775	122,287	110,773	56,624	872,545
Total contingent liabilities and commitments
Letters of credit and guarantees	11,323	-	-	-	-	11,323
Commitments to extend credit	188,768	-	-	-	-	188,768
Total undiscounted contingent liabilities and commitments	200,091	-	-	-	-	200,091

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Parent Entity	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2022
Financial liabilities
Collateral received	6,305	1	-	-	-	6,306
Deposits and other borrowings	443,462	61,097	79,411	5,313	55	589,338
Other financial liabilities	15,080	5,443	18,613	11,943	-	51,079
Derivative financial instruments:
Held for trading	39,161	-	-	-	-	39,161
Held for hedging purposes (net settled)	(18)	9	8	18	31	48
Held for hedging purposes (gross settled):
Cash outflow	883	7	51	838	792	2,571
Cash inflow	(823)	(2)	(17)	(599)	(684)	(2,125)
Debt issues	6,655	6,431	33,390	71,850	20,813	139,139
Due to subsidiaries	20,139	548	2,301	8,877	40,801	72,666
Liabilities held for sale	-	-	-	-	-	-
Total financial liabilities excluding loan capital	530,844	73,534	133,757	98,240	61,808	898,183
Loan capital	12	183	680	7,130	36,382	44,387
Total undiscounted financial liabilities	530,856	73,717	134,437	105,370	98,190	942,570
Total contingent liabilities and commitments
Letters of credit and guarantees	11,324	-	-	-	-	11,324
Commitments to extend credit	165,260	-	-	-	-	165,260
Other	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	176,632	-	-	-	-	176,632

2021
Financial liabilities
Collateral received	2,189	-	-	-	-	2,189
Deposits and other borrowings	430,949	48,187	66,438	4,966	67	550,607
Other financial liabilities	13,689	1,243	1,712	29,961	-	46,605
Derivative financial instruments:
Held for trading	17,597	-	-	-	-	17,597
Held for hedging purposes (net settled)	17	17	106	104	14	258
Held for hedging purposes (gross settled):
Cash outflow	105	67	11	577	-	760
Cash inflow	(103)	(65)	(3)	(520)	-	(691)
Debt issues	1,543	2,593	32,270	55,824	22,900	115,130
Due to subsidiaries[1]	22,974	538	1,798	5,585	24,553	55,448
Liabilities held for sale	3	-	-	-	-	3
Total financial liabilities excluding loan capital[1]	488,963	52,580	102,332	96,497	47,534	787,906
Loan capital	6	105	1,034	6,517	30,623	38,285
Total undiscounted financial liabilities[1]	488,969	52,685	103,366	103,014	78,157	826,191
Total contingent liabilities and commitments
Letters of credit and guarantees	10,796	-	-	-	-	10,796
Commitments to extend credit	163,685	-	-	-	-	163,685
Total undiscounted contingent liabilities and commitments	174,481	-	-	-	-	174,481

1.	Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

22.2.5 Expected maturity

The following tables present the balance sheet based on expected maturity dates. The liability balances in the following tables will not agree to the contractual maturity tables (Note 22.2.4) due to the analysis below being based on expected rather than contractual maturities, the impact of discounting and the exclusion of interest accruals beyond the reporting period. Included in the following tables are equity securities classified as trading securities, investment securities and life insurance assets that have no specific maturity. These assets have been classified based on the expected period of disposal. Deposits are presented in the following table on a contractual basis, however as part of our normal banking operations, the Group would expect a large proportion of these balances to be retained.

	2022			2021
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	105,257	-	105,257	71,353	-	71,353
Collateral paid	6,216	-	6,216	4,232	-	4,232
Trading securities and financial assets measured at FVIS	18,421	5,911	24,332	14,010	7,091	21,101
Derivative financial instruments	22,977	18,306	41,283	9,955	9,398	19,353
Investment securities	21,023	55,442	76,465	8,064	75,353	83,417
Loans (net of provisions)	84,450	655,197	739,647	84,187	625,597	709,784
Other financial assets	5,626	-	5,626	6,394	-	6,394
Investment in associates	-	37	37	-	58	58
Assets held for sale	75	-	75	4,188	-	4,188
All other assets	588	14,672	15,260	1,367	14,630	15,997
Total assets	264,633	749,565	1,014,198	203,750	732,127	935,877
Liabilities
Collateral received	6,371	-	6,371	2,368	-	2,368
Deposits and other borrowings	652,582	6,547	659,129	622,505	4,450	626,955
Other financial liabilities	41,038	15,322	56,360	18,610	31,699	50,309
Derivative financial instruments	21,546	18,022	39,568	9,990	8,069	18,059
Debt issues	50,926	93,942	144,868	43,356	85,423	128,779
Liabilities held for sale	32	-	32	837	-	837
All other liabilities	2,513	3,594	6,107	3,502	3,909	7,411
Total liabilities excluding loan capital	775,008	137,427	912,435	701,168	133,550	834,718
Loan capital	1,143	30,111	31,254	3,070	25,997	29,067
Total liabilities	776,151	167,538	943,689	704,238	159,547	863,785
Net assets/(liabilities)	(511,518)	582,027	70,509	(500,488)	572,580	72,092

Note 22 Risk management, funding and liquidity risk and market risk (continued)

	2022			2021
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	95,182	-	95,182	62,754	-	62,754
Collateral paid	6,179	-	6,179	4,055	-	4,055
Trading securities and financial assets measured at FVIS	17,234	5,183	22,417	11,853	6,926	18,779
Derivative financial instruments	21,987	19,140	41,127	9,545	9,582	19,127
Investment securities	19,199	50,977	70,176	6,677	71,186	77,863
Loans (net of provisions)	63,526	588,191	651,717	63,725	554,688	618,413
Other financial assets	5,228	-	5,228	5,486	-	5,486
Due from subsidiaries[1]	14,477	39,708	54,185	10,407	36,855	47,262
Investment in subsidiaries	-	9,790	9,790	-	6,287	6,287
Investment in associates	-	33	33	-	34	34
Assets held for sale	-	-	-	1,015	-	1,015
All other assets	535	12,692	13,227	596	12,934	13,530
Total assets[1]	243,547	725,714	969,261	176,113	698,492	874,605
Liabilities
Collateral received	6,299	-	6,299	2,189	-	2,189
Deposits and other borrowings	581,577	5,168	586,745	547,101	3,086	550,187
Other financial liabilities	40,439	11,913	52,352	17,473	29,790	47,263
Derivative financial instruments	21,258	18,200	39,458	9,804	8,085	17,889
Debt issues	43,742	78,597	122,339	35,084	73,126	108,210
Due to subsidiaries[1]	21,525	36,818	58,343	24,832	25,900	50,732
Liabilities held for sale	-	-	-	10	-	10
All other liabilities	1,983	3,225	5,208	2,897	3,362	6,259
Total liabilities excluding loan capital[1]	716,823	153,921	870,744	639,390	143,349	782,739
Loan capital	1,143	29,591	30,734	3,070	25,997	29,067
Total liabilities[1]	717,966	183,512	901,478	642,460	169,346	811,806
Net assets/(liabilities)	(474,419)	542,202	67,783	(466,347)	529,146	62,799

1. Comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

22.3     Market risk

22.3.1  Value-at-Risk

The Group uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, FX rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk and Treasury Risk units which monitor market risk exposures against VaR and structural concentration limits. These are supplemented by escalation triggers for material profits or losses and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

Note 22 Risk management, funding and liquidity risk and market risk (continued)

22.3.2 Traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2022			2021			2020
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	20.2	5.0	9.2	28.7	5.1	12.9	25.5	7.0	14.6
FX risk	8.3	0.3	2.5	8.7	0.6	2.0	11.7	0.5	4.0
Equity risk	0.1	0.0	0.0	3.2	0.0	0.2	0.7	0.0	0.2
Commodity risk[1]	4.0	1.5	2.5	7.9	0.4	1.2	3.4	0.6	1.9
Other market risks[2]	6.5	1.4	2.9	23.8	1.6	10.3	32.9	2.4	14.6
Diversification effect	n/a	n/a	(6.5)	n/a	n/a	(8.7)	n/a	n/a	(14.9)
Net market risk	21.2	5.4	10.6	41.5	5.9	17.9	42.0	7.1	20.4

1.	Includes electricity risk. Closure of the electricity business was completed in 2020.
2.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

22.3.3 Non-traded market risk

Non-traded market risk includes Interest Rate Risk in the Banking Book (IRRBB) – the risk to net interest income or the economic value on banking book items as interest rates change.

Net interest income (NII) sensitivity is managed in terms of the NaR. A simulation model is used to calculate Westpac’s potential NaR. This combines the underlying balance sheet data with assumptions about run-off and new business, expected repricing behaviour and changes in wholesale market interest rates. To provide a series of potential future NII outcomes, simulations use a range of interest rate scenarios over one to three year time horizons. This includes 100 and 200 basis point shifts up and down from the current market yield curves in Australia and New Zealand. Additional stressed interest rate scenarios are also considered and modelled.

A comparison between the NII outcomes from these modelled scenarios indicates the sensitivity to interest rate changes.

Net interest income-at-Risk (NaR)

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2022[3]				2021
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.40	1.67	(1.90)	(1.01)	3.35	3.35	(0.12)	1.04
Parent Entity	1.27	1.53	(2.03)	(0.71)	2.86	2.86	(0.30)	0.51

3.

Revisions were made to the NaR Model in the latter half of 2022 to align with the changed rate environment. The timing of these revisions has resulted in the average exposures for the full year of 2022 presenting less income at risk than for 2021.

Value at Risk - IRRBB

The table below depicts VaR for IRRBB:

	2022				2021
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	64.5	81.0	53.7	66.4	63.7	224.3	59.7	127.8

As at 30 September 2022 the Value at Risk – IRRBB for the Parent Entity was $62 million (2021: $60 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

The Group hedges its exposure to such interest rate risk using derivatives. Further details on the Group’s hedge accounting are discussed in Note 21.

The same controls used to monitor traded market risk allow management to continuously monitor and manage IRRBB.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Structural FX risk

Structural FX risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios.

Note 21 includes details of the Group’s ALM activities including details of the hedge accounting and economic hedges used to manage this risk.

22.4Interest rate benchmark reform

Overview

In recent years, financial regulators have reviewed the use of Interbank Offered Rates (IBORs) and recommended either a reform of the benchmark rate to reference market observable transactions (e.g. EURIBOR) or a transition of certain IBORs to more observable, risk-free alternative reference rates (ARR).

On 5 March 2021, the UK regulator, the Financial Conduct Authority (FCA), confirmed the transition dates for LIBORs to ARR. The cessation date for most LIBORs and the non-representative date for both GBP LIBOR and JPY LIBOR for the 1-month, 3-month and 6-month settings was 31 December 2021. The Group ceased to enter into new contracts referencing these rates and the Group’s existing exposures have either matured or transitioned to an ARR with the exception of a small number of trades with immaterial balances. These remaining balances utilise synthetic rates, however no new trades will be entered into referencing these synthetic rates.

The cessation date for certain settings of USD LIBOR (i.e. overnight and 12-months) and for synthetic benchmarks which use USD LIBOR in their calculation process including SGD SOR is 30 June 2023. This is also the non- representative date for USB LIBOR 1-month, 3-month and 6-month settings. The Group’s exposure to new contracts referencing these rates is limited to transactions entered into for risk management purposes.

Risks

These IBOR reforms result in various risks to the Group including:

●	Operational risk: relating to any adverse impacts from the implementation of the IBOR reform on the business, compliance, customers and technology;
●	Market risk: including adverse impacts to the Group and its customers if the markets are disrupted by the IBOR reform; and
●

Accounting risk: A key assumption made when performing hedge accounting at the reporting date is that both the hedged item and instrument will be amended from existing LIBOR linked floating rates to new ARRs on the same date. Where actual differences between those dates arise, hedge ineffectiveness will be recorded in the income statement. Also, as current IBOR becomes less observable due to transition to ARR consideration will need to be given to the appropriate fair valuation hierarchy level used to classify impacted financial instruments.

The Group does not expect material changes to its business-as-usual risk management frameworks and controls due to IBOR.

Governance

The IBOR transition activities are now included as part of now part of business-as-usual functions. The Group’s systems have been enhanced to include transition and ARR capabilities and updated valuation models. The Group’s exposure to new contracts referencing these rates is limited to transactions entered into for risk management purposes and the Group has monitoring controls in place to assess USD LIBOR exposures on a regular basis including assessing customers and counterparties for readiness to transition or the inclusion of fallback provisions as well as compliance with an overall objective to transition away from USD LIBOR transactions.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Financial instruments impacted by IBOR reform post transition date

Derivatives

The following table summarises the Group’s derivative financial instrument exposures that are impacted by IBOR reform that are yet to transition to ARR. While these exposures reference benchmark rates impacted by the IBOR reform as at 30 September 2022, almost all have bilateral adherence from our counterparties to the fallback clauses issued by the International Swaps and Derivatives Association (ISDA) in the ISDA 2020 IBOR Fallbacks Protocol which provides a standardised process to identify the appropriate ARR at the relevant benchmark transition date.

	Consolidated and Parent Entity
	Trading		Hedging
	Asset	Liability	Asset	Liability
Benchmark	(Carrying	(Carrying	(Carrying	(Carrying	Notional
$m	amount)	amount)	amount)	amount)	amount
2022
USD LIBOR	14,009	13,416	321	3,643	38,037
Other	92	77	-	-	-
Total impacted by IBOR reform post transition date	14,101	13,493	321	3,643	38,037
2021
USD LIBOR[1]	6,696	4,907	1,219	221	36,004
GBP LIBOR	315	527	37	-	2,099
Other	212	111	37	-	2,823
Total impacted by IBOR reform post transition date[2]	7,223	5,545	1,293	221	40,926

1.

The Group’s primary exposure to USD LIBOR as of 30 September 2021 was to settings with a transition date of 30 June 2023. The Group had no material exposures to USD LIBOR that had a 31 December 2021 transition date (i.e. 1-week and 2-month settings).

2.

Included in the table above for 30 September 2021 are cross currency swaps with a total carrying amount of $321 million derivative assets and $325 million derivative liabilities for Consolidated and Parent Entity that had exposure to IBOR reform on both the currencies referenced in the swap arrangement. The carrying amount was included in the table based on the currency of the receive leg of the swap and was primarily comprised of USD/GBP LIBOR swaps with a carrying amount of $240 million derivative assets and $282 million derivative liabilities for Consolidated and Parent Entity. Other currency pairs had a carrying value of $81 million derivative assets and $43 million derivative liabilities for Consolidated and Parent Entity.

For hedging derivatives, the extent of the risk exposure also reflects the notional amounts of related hedging instruments.

Note 22 Risk management, funding and liquidity risk and market risk (continued)

Non-derivatives

The following tables summarise the Group’s non-derivative financial instrument exposures that are impacted by IBOR reform that are yet to transition to ARR. The Group is engaging with its customers and counterparties to transition or include appropriate fallback provisions. Due to the nature of these contracts, these fallback provisions will be determined bilaterally with the customer or counterparty rather than the standardised basis provided by the ISDA protocols applicable to our derivative contracts.

	Non-derivative exposures
Benchmark	Financial assets	Financial liabilities	Undrawn credit commitments[1]
$m	(Carrying amount)	(Carrying amount)	(Notional contractual amount)
Consolidated
2022
USD LIBOR	3,029	1,551	819
Other	9	-	-
Total impacted by IBOR reform post transition date	3,038	1,551	819
2021
USD LIBOR[2]	3,083	1,399	366
GBP LIBOR	267	-	182
Other	33	-	5
Total impacted by IBOR reform post transition date	3,383	1,399	553
Parent Entity
2022
USD LIBOR	2,884	1,500	813
Other	9	-	-
Total impacted by IBOR reform post transition date	2,893	1,500	813
2021
USD LIBOR[2]	2,846	1,344	364
GBP LIBOR	254	-	181
Other	15	-	4
Total impacted by IBOR reform post transition date	3,115	1,344	549

1.

Where a multi-currency facility has been partially drawn down and references a benchmark rate impacted by the IBOR reform, the undrawn balance has been included in the table above for undrawn credit commitments impacted by IBOR reform based on the currency of the drawn portion. These balances do not include balances for multi-currency facilities which are yet to be drawn down and where it is not known whether a customer will choose to drawn down funds linked to an IBOR benchmark.

2.

The Group’s primary exposure to USD LIBOR as of 30 September 2021 was to settings with a transition date of 30 June 2023. The Group had no material exposures to USD LIBOR that had a 31 December 2021 transition date (i.e. 1-week and 2-month settings).